Events after the Reporting Period - Summary of Issuance (Detail) € in Millions, ₩ in Millions	Feb. 05, 2025	Jan. 14, 2025 KRW (₩)	Dec. 31, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Issuance amount | €			€ 1,065,900,000
Unsecured Bonds Issued [Member] | 314-1 Unsecured Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance amount		₩ 110,000
Annual interest rate		2.889%
Maturity date	Jan. 14, 2027
Unsecured Bonds Issued [Member] | 314-2 Unsecured Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance amount		₩ 590,000
Annual interest rate		3.078%
Maturity date	Jan. 14, 2028
Unsecured Bonds Issued [Member] | 314-3 Unsecured Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance amount		₩ 200,000
Annual interest rate		3.124%
Maturity date	Jan. 14, 2030
Unsecured Bonds Issued [Member] | 314-4 Unsecured Bonds [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance amount		₩ 100,000
Annual interest rate		3.184%
Maturity date	Jan. 14, 2032